Loss per share	3 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended March 31,
(in KUSD, except per share amounts)	2021	2020
Loss attributable to owners	(51,527)	(43,476)
Weighted average number of shares outstanding [1]	76,721,667	50,959,156
Basic and diluted loss per share	(0.67)	(0.85)
[1] Share data have been revised to give effect to the share split and share consolidation as explained in note 2, “Share split and share consolidation”
As all Class B, C, D and E preferred shares were converted into common shares upon the completion of the IPO, loss per share data are presented on that basis for all periods.
For the three months ended March 31, 2021 and 2020, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, as the effect of including those shares would be anti-dilutive.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended March 31,
	2021	2020
Incentive Plan 2014	—	2,183,856
Share Purchase Plan 2016	—	3,346,960
Equity Incentive Plan 2019 - Share Options - Share Options	4,683,132	1,017,294
Equity Incentive Plan 2019 - RSUs	195,773	—
Conversion of the principal amount of convertible loans into the Company’s common shares	2,631,579	—
	7,510,484	6,548,110